Income Tax - Schedule of Numerical Reconciliation of Income Tax Expenses (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Hong Kong [Member]
Income Tax - Schedule of Numerical Reconciliation of Income Tax Expenses (Parentheticals) (Details) [Line Items]
Tax effect on profits tax rate	16.50%	16.50%	16.50%